Provisions for legal proceedings - Additional Information (Detail) $ in Millions		1 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended		24 Months Ended
	Mar. 01, 2018 USD ($)	Jan. 07, 2015 Lawsuits	Dec. 31, 2017 USD ($)	Sep. 13, 2017 PrivateIndividual	Dec. 31, 2017 USD ($) Lawsuits	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of non-current liabilities for legal proceedings [line items]
Judicial deposits			$ 5,582		$ 5,582	$ 3,999	$ 5,582	$ 2,499
Number of lawsuits filed | Lawsuits		5			33
Number of Individual Actions settled | PrivateIndividual				21
Number of Individual Actions pending | PrivateIndividual				13
Action Settlement amount			2,950		$ 76	372	448
Action Settlement amount including tax			3,449
Non-current receivables			21,450		21,450	20,420	21,450
First Installment [member]
Disclosure of non-current liabilities for legal proceedings [line items]
Action Settlement amount			983
Second Installment [member]
Disclosure of non-current liabilities for legal proceedings [line items]
Action Settlement amount			984
Social Integration Program (PIS) and Contribution to Social Security Financing [member]
Disclosure of non-current liabilities for legal proceedings [line items]
Non-current receivables			944		944	$ 980	944
Events After Reporting Period [member]
Disclosure of non-current liabilities for legal proceedings [line items]
Payment to resolve claims	$ 983
Rio de Janeiro [member]
Disclosure of non-current liabilities for legal proceedings [line items]
Judicial deposits			$ 1,601		$ 1,601		$ 1,601